Shareholder Report, Holdings (Details) - C000161514	Jun. 30, 2025
U.S. Treasury Notes8728413
Holdings [Line Items]
Percent of Total Investments	3.50%
FHLMC Multifamily Structured Pass Through Certificates8728218
Holdings [Line Items]
Percent of Total Investments	3.40%
FHLMC Multifamily Structured Pass Through Certificates8728211
Holdings [Line Items]
Percent of Total Investments	3.00%
GNMA8727981
Holdings [Line Items]
Percent of Total Investments	1.80%
FHLMC8727992
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC Multifamily Structured Pass Through Certificates8728262
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC Multifamily Structured Pass Through Certificates8728281
Holdings [Line Items]
Percent of Total Investments	1.70%
FNMA8728081
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC Multifamily ML Certificates8728204
Holdings [Line Items]
Percent of Total Investments	1.60%
FNMA8728189
Holdings [Line Items]
Percent of Total Investments	1.60%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.70%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	88.30%